Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items (Detail)
	Dec. 31, 2023	Dec. 31, 2022
EUR [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.36%	3.18%
EUR [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.33%	3.10%
EUR [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.39%	3.05%
EUR [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.47%	2.98%
EUR [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.40%	2.73%
GBP [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.74%	4.46%
GBP [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.35%	4.06%
GBP [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.28%	3.71%
GBP [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.40%	3.62%
GBP [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.43%	3.54%
USD [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.83%	4.97%
USD [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.89%	4.03%
USD [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.90%	3.83%
USD [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.00%	3.94%
USD [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.39%	4.31%